Net Loss Per Share Attributable to Ordinary Shareholders (Tables)	6 Months Ended
Jun. 30, 2026
Earnings Per Share [Abstract]
Schedule of computation of basic and diluted net loss per share
	Six Months ended June 30,	Three Months ended June 30,	Six Months ended June 30,	Three Months ended June 30,
	2026	2026	2025	2025
Numerator:
Net loss	3,938	2,165	5,380	2,057

Denominator:
Weighted-average number of ordinary shares used in computing net loss per share attributable to ordinary shareholders, basic and diluted	639,483,242	640,243,933	459,829,621	463,508,519

Net loss per share attributable to ordinary shareholders, basic and diluted	0.006	0.003	0.012	0.004

Schedule of weighted average number of shares excluded from computation of diluted net loss per share
	Six Months ended June 30,	Six Months ended June 30,
	2026	2025
Outstanding options to purchase ordinary shares and RSAs	40,589,680	44,471,160